SHARE BASED PAYMENTS - Bonus Units (Details) - Bonus shares		12 Months Ended
	Nov. 13, 2018 USD ($) tranche $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Bgn		1,500,000	1,500,000
Exercised or vested(in shares)		(1,000,000)
End		500,000	1,500,000
Vested (in shares)		500,000
Directors
Disclosure of classes of share capital [line items]
Granted	1,000,000			500,000
Fair value (per share) | $ / shares	$ 0.537			$ 1.31
Grant date fair value	$ 537,000			$ 655,000,000
Number of tranches | tranche	4
Number of equity instruments granted per tranch | shares	250,000